SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details 3) - USD ($)	3 Months Ended		12 Months Ended
	Mar. 31, 2018	Mar. 31, 2017	Dec. 31, 2017	Dec. 31, 2016
Summary Of Significant Accounting Policies Details 2Abstract
Beginning Balance	$ 19,885,057	$ 18,126,873	$ 18,126,873	$ 8,586,464
Accretion	447,762	$ 328,061	1,791,051	1,664,774
Reclamation work			(32,867)	(185,647)
McCoy Acquisition				3,561,848
KCC Acquisition				4,499,434
Ending Balance	20,343,619		19,885,057	18,126,873
Current portion of reclamation liability	2,379,352		2,033,862	519,489
Long-term portion of reclamation liability	$ 17,964,267		$ 17,851,195	$ 17,607,384